INVESTMENTS AND PUT RIGHT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Investments And Put Right Liabilities [Abstract]
Summary of Significant Assumptions and Inputs to Determine Fair Value

The Group used the following significant assumptions and inputs in the OPM to determine the fair value of the Series A, B, and C shares:

Investments in available-for-sale debt securities	As of June 30, 2025
Equity market adjustment	10%
Expected time to change in control (Years)	2.5
Estimated volatility	100%
Risk-free rate (Based on the Chinese sovereign yield curve)	1.38%

Summary of estimate the fair value of the put right using the following assumptions

The Group used the following significant assumptions as inputs in the OPM to determine the fair value of the put-right liability:

Put right liability - Series B	As of June 30, 2024
Equity market adjustment	0%
Expected time to change in control (Years)	3.0
Estimated volatility	44%
Risk-free rate (Based on the zero-coupon U.S. Treasury bond)	4.49%

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$34,468	$34,468

	December 31, 2024
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$30,824	$30,824

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets and liabilities are as follows:

	Investments in available-for-sale	Put right
	debt securities	liabilities
Fair value of Level 3 financial liabilities as of December 31, 2023	$—	$13,852
Purchase of available-for-sale debt securities	19,000	—
Fair value change and extinguishment of put right liabilities	—	(11,876)
Fair value of Level 3 financial liabilities as of June 30, 2024	$19,000	$1,976

Fair value of Level 3 financial assets as of December 31, 2024	$30,824	$—
Fair value change of available-for-sale debt securities	3,644	—
Fair value of Level 3 financial assets as of June 30, 2025	$34,468	$—